Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Xinxu Copper Industry Technology Limited
Entity Central Index Key	0001875994
Entity File Number	001-42881
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Sep. 11, 2017
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2188 Nanci First Road
Entity Address, Address Line Two	Anhui Xinwu Economic Development Zone
Entity Address, City or Town	Wanzhi District
Entity Address, Country	CN
Entity Address, Postal Zip Code	241100
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value HK$0.0005 per share
Trading Symbol	XXC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	20,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jinchun Cheng
Contact Personnel Email Address	ahxx1688@163.com
Entity Address, Address Line One	2188 Nanci First Road
Entity Address, Address Line Two	Anhui Xinwu Economic Development Zone
Entity Address, City or Town	Wanzhi District
Entity Address, Country	CN
Entity Address, Postal Zip Code	241100
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	553-8758118